Current and Long-Term Debt and Capital Lease Obligations (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Current and Long-Term Debt and Capital Lease Obligations [Abstract]
Schedule of Current and Long-term Debt and Capital Lease Obligations
Current and long-term debt and capital lease obligations consist of the following:

	March 31, 2021	December 31, 2020
Term Loan	$—	$44,663
Unamortized debt issuance costs	—	(1,234)
Revolving Facility Line of Credit	—	—
Capital lease obligations	212	246
Subtotal	212	43,675
Less: current portion, net of unamortized debt issuance costs	(170)	(380)
	$42	$43,295

Current and long-term debt and capital lease obligations consist of the following as of December 31 of each year:

December 31,	2020	2019
Term Loan	$44,663	$5,833
Unamortized debt issuance costs	(1,234)	(67)
Revolving Facility Line of Credit	—	22,750
Capital lease obligations	246	502
Subtotal	43,675	29,018
Less: current portion, net of unamortized debt issuance costs	(380)	(876)
	$43,295	$28,142

Future Minimum Principal Payments Due for Amounts Outstanding Under the Credit Facility
Future minimum principal payments due for amounts outstanding under the Credit Facility at December 31, 2020, were as follows.

2021	$450
2022	450
2023	450
2024	450
2025	42,863
Thereafter	—
Total	$44,663